revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2017
revenue from contracts with customers
Schedule of accounts receivable

As at December 31 (millions)	Note	2017	2016
Customer accounts receivable	4(b)	$1,221	$1,217
Accrued receivables — customer		143	131
Allowance for doubtful accounts	4(b)	(43)	(54)

		1,321	1,294
Accrued receivables — other		302	177

		$1,623	$1,471